Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment
16.	PROPERTY, PLANT AND EQUIPMENT

December 31
2018
NT$
(In Millions)
Carrying amount
Land	$103,972
Land improvements	263
Buildings	44,784
Computer equipment	2,115
Telecommunications equipment	116,322
Transportation equipment	231
Miscellaneous equipment	2,582
Construction in progress and equipment to be accepted	18,645
$288,914

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2017	$103,872	$1,581	$67,738	$14,295	$715,692	$3,866	$8,943	$20,141	$936,128
Additions	—	—	30	78	193	1	193	25,574	26,069
Disposal	(158)	(5)	(108)	(974)	(13,739)	(62)	(402)	—	(15,448)
Effect of foreign exchange differences	—	—	—	(1)	(172)	—	(3)	—	(176)
Others	365	19	5,034	764	20,080	29	784	(27,188)	(113)
Balance on December 31, 2017	$104,079	$1,595	$72,694	$14,162	$722,054	$3,834	$9,515	$18,527	$946,460
Accumulated depreciation and impairment
Balance on January 1, 2017	$—	$(1,248)	$(25,591)	$(11,582)	$(596,497)	$(3,237)	$(6,803)	$—	$(644,958)
Depreciation expenses	—	(50)	(1,402)	(1,192)	(24,492)	(330)	(677)	—	(28,143)
Disposal	—	4	47	967	13,712	63	389	—	15,182
Effect of foreign exchange differences	—	—	—	—	45	—	2	—	47
Others	—	1	147	19	78	(9)	(116)	—	120
Balance on December 31, 2017	$—	$(1,293)	$(26,799)	$(11,788)	$(607,154)	$(3,513)	$(7,205)	$—	$(657,752)
Cost
Balance on January 1, 2018	$104,079	$1,595	$72,694	$14,162	$722,054	$3,834	$9,515	$18,527	$946,460
Additions	—	—	21	52	159	—	334	27,413	27,979
Disposal	(71)	—	—	(643)	(31,984)	(29)	(623)	—	(33,350)
Effect of foreign exchange differences	—	—	—	—	60	—	—	—	60
Others	(36)	6	196	687	25,459	77	648	(27,295)	(258)
Balance on December 31, 2018	$103,972	$1,601	$72,911	$14,258	$715,748	$3,882	$9,874	$18,645	$940,891

(Continued)

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Accumulated depreciation and impairment
Balance on January 1, 2018	$—	$(1,293)	$(26,799)	$(11,788)	$(607,154)	$(3,513)	$(7,205)	$—	$(657,752)
Depreciation expenses	—	(45)	(1,356)	(983)	(24,236)	(162)	(679)	—	(27,461)
Disposal	—	—	—	632	31,952	29	615	—	33,228
Effect of foreign exchange differences	—	—	—	—	(20)	—	—	—	(20)
Others	—	—	28	(4)	32	(5)	(23)	—	28
Balance on December 31, 2018	$—	$(1,338)	$(28,127)	$(12,143)	$(599,426)	$(3,651)	$(7,292)	$—	$(651,977)

(Concluded)

There was no indication that property, plant and equipment was impaired so the Company did not recognize any impairment loss for the years ended December 31, 2017 and 2018.

Depreciation expense in 2017 and 2018 is computed using the straight-line method over the following estimated service lives:

Land improvements	8-30 years
Buildings
Main buildings	35-60 years
Other building facilities	3-20 years
Computer equipment	2-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	3-10 years
Miscellaneous equipment
Leasehold improvements	1-6 years
Mechanical and air conditioner equipment	3-16 years
Others	1-10 years

December 31, 2019
NT$
(In Millions)
Assets used by the Company	$276,370
Assets subject to operating leases	7,324
$283,694

a.	Assets used by the Company

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2019	$103,972	$1,601	$72,911	$14,258	$715,748	$3,882	$9,874	$18,645	$940,891
Effect of retrospective application of IFRS 16	(3,617)	(1)	(3,583)	—	(3,885)	—	—	—	(11,086)
Balance on January 1, 2019 as adjusted	100,355	1,600	69,328	14,258	711,863	3,882	9,874	18,645	929,805
Additions	—	—	1,221	57	120	1	149	21,612	23,160
Disposal	(38)	(7)	(3)	(1,916)	(30,417)	(51)	(405)	—	(32,837)
Effect of foreign exchange differences	—	—	—	—	(37)	—	(1)	(6)	(44)
Others	(1,214)	25	455	606	24,503	80	473	(26,499)	(1,571)
Balance on December 31, 2019	$99,103	$1,618	$71,001	$13,005	$706,032	$3,912	$10,090	$13,752	$918,513
Accumulated depreciation and impairment
Balance on January 1, 2019	$—	$(1,338)	$(28,127)	$(12,143)	$(599,426)	$(3,651)	$(7,292)	$—	$(651,977)
Effect of retrospective application of IFRS 16	—	1	1,265	—	2,576	—	—	—	3,842
Balance on January 1, 2019 as adjusted	—	(1,337)	(26,862)	(12,143)	(596,850)	(3,651)	(7,292)	—	(648,135)
Depreciation expenses	—	(43)	(1,301)	(827)	(23,906)	(91)	(688)	—	(26,856)
Disposal	—	6	3	1,909	30,380	51	402	—	32,751
Impairment losses	—	—	—	—	—	—	(64)	(29)	(93)
Effect of foreign exchange differences	—	—	—	—	16	—	1	—	17
Others	—	(1)	183	(7)	22	(3)	(21)	—	173
Balance on December 31, 2019	$—	$(1,375)	$(27,977)	$(11,068)	$(590,338)	$(3,694)	$(7,662)	$(29)	$(642,143)

CHPT evaluated that certain miscellaneous equipment, construction in progress and equipment to be accepted used for manufacturing specific PCB will not be used in the future and there was no active market for sale; therefore, CHPT determined that the recoverable amount of such assets was nil and recognized impairment losses of $89 million for the year ended December 31, 2019.  CHSI evaluated that certain miscellaneous equipment will not be used in the future and there was no active market for sale; therefore, CHSI determined that the recoverable amount of such assets was nil and recognized impairment losses of $4 million for the year ended December 31, 2019.  The aforementioned impairment losses were included in other income and expenses of statement of comprehensive income.

Depreciation expense for assets used by the Company in 2019 is computed using the straight-line method over the following estimated service lives:

Land improvements	10-30 years
Buildings
Main buildings	20-60 years
Other building facilities	3-15 years
Computer equipment	2-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	3-10 years
Miscellaneous equipment
Leasehold improvements	1-9 years
Mechanical and air conditioner equipment	3-16 years
Others	1-15 years

b.	Assets subject to operating leases

	Land	Land Improvements	Buildings	Total
	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2019	$—	$—	$—	$—
Effect of retrospective application of IFRS 16	3,617	1	3,583	7,201
Balance on January 1, 2019 as adjusted	3,617	1	3,583	7,201
Additions	—	—	4	4
Transferred from (to) assets used by the Company	1,362	(1)	255	1,616
Balance on December 31, 2019	$4,979	$—	$3,842	$8,821
Accumulated depreciation and impairment
Balance on January 1, 2019	$—	$—	$—	$—
Effect of retrospective application of IFRS 16	—	(1)	(1,265)	(1,266)
Balance on January 1, 2019 as adjusted	—	(1)	(1,265)	(1,266)
Depreciation expenses	—	—	(74)	(74)
Transferred to (from) assets used by the company	—	1	(158)	(157)
Balance on December 31, 2019	$—	$—	$(1,497)	$(1,497)
Balance on January 1, 2019 as adjusted, net	$3,617	$—	$2,318	$5,935
Balance on December 31, 2019, net	$4,979	$—	$2,345	$7,324

The Company leases out land and buildings with lease terms between 1 to 20 years.  The lessees do not have bargain purchase options to acquire the assets at the expiry of the lease periods.

The future aggregate lease collection under operating lease for the freehold plant, property and equipment is as follows:

December 31, 2019
NT$
(In Millions)
Year 1	$302
Year 2	273
Year 3	234
Year 4	191
Year 5	130
Onwards	1,224
$2,354

The above items of property, plant and equipment subject to operating leases are depreciated on a straight-line basis over their estimated useful lives as follows:

Land improvements	10 years
Buildings
Main buildings	35-60 years
Other building facilities	3-15 years